The Advisors’ Inner Circle Fund

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Proxy Statement/Prospectus and Statement of Additional Information dated December 28, 2022 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 (File No. 333-268535), which was filed electronically on December 28, 2022 (Accession No. 0001398344-22-025116).

The Advisors’ Inner Circle Fund

By:	/s/ Matthew M. Maher
Matthew M. Maher

Title:	Vice President and Secretary

Date:	January 3, 2023